LONG-TERM DEBT AND CREDIT AGREEMENTS - Narrative (Details) € in Millions	May 17, 2023 USD ($)	Mar. 24, 2023 USD ($)	Mar. 20, 2023 USD ($)	Nov. 02, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 01, 2023	May 17, 2023 EUR (€)	Feb. 22, 2023	Dec. 31, 2022 USD ($)	Nov. 02, 2022 EUR (€)	Aug. 19, 2022	Aug. 08, 2022
Three Hundred Sixty Four Day Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Short term debt, maximum borrowing capacity		$ 1,500,000,000	$ 1,500,000,000
Debt instrument, term		364 days	364 days
Short-term line of credit					$ 0
4.25% notes due 2029
Debt Instrument [Line Items]
Various interest rates	4.25%				4.25%		4.25%
Senior notes	$ 750,000,000				$ 750,000,000				$ 0
4.50% notes due 2034
Debt Instrument [Line Items]
Various interest rates	4.50%				4.50%		4.50%
Senior notes	$ 1,000,000,000				$ 1,000,000,000				0
Notes
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	1,800,000,000			$ 2,000,000,000
Payments of debt issuance costs	$ 20,000,000			$ 22,000,000
3.500% Senior Notes due 2027
Debt Instrument [Line Items]
Various interest rates	3.50%				3.50%		3.50%
Senior notes					$ 711,000,000		€ 650		0
3.750% Senior Notes due 2032
Debt Instrument [Line Items]
Various interest rates	3.75%				3.75%		3.75%
Senior notes					$ 547,000,000		€ 500		0
Euro Notes
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	$ 1,200,000,000
Payments of debt issuance costs	$ 12,000,000
1.30% Euro notes due 2023
Debt Instrument [Line Items]
Various interest rates					1.30%			1.30%
Senior notes					$ 0				1,334,000,000
Line of Credit | Five Year Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 4,000,000,000	$ 4,000,000,000
Debt instrument, term		5 years	5 years
Line of credit facility, maximum borrowing capacity upon terms			$ 4,500,000,000
Long-term line of credit					$ 0
4.85% notes due 2024
Debt Instrument [Line Items]
Various interest rates				4.85%	4.85%					4.85%
Senior notes				$ 400,000,000	$ 400,000,000				400,000,000
4.95% notes due 2028
Debt Instrument [Line Items]
Various interest rates				4.95%	4.95%					4.95%
Senior notes				$ 500,000,000	$ 500,000,000				500,000,000
5.00% notes due 2033
Debt Instrument [Line Items]
Various interest rates				5.00%	5.00%					5.00%
Senior notes				$ 1,100,000,000	$ 1,100,000,000				1,100,000,000
4.125% Euro notes due 2034
Debt Instrument [Line Items]
Various interest rates				4.125%	4.125%					4.125%
Senior notes					$ 1,094,000,000				1,067,000,000	€ 1,000
Proceeds from issuance of long-term debt				$ 990,000,000
Payments of debt issuance costs				$ 17,000,000
2.15% notes due 2022
Debt Instrument [Line Items]
Various interest rates												2.15%
0.483% notes due 2022
Debt Instrument [Line Items]
Various interest rates											0.483%
3.35% notes due 2023
Debt Instrument [Line Items]
Various interest rates					3.35%	3.35%
Senior notes					$ 0				$ 300,000,000